NONCONTROLLING INTEREST	12 Months Ended
Dec. 31, 2012
NONCONTROLLING INTEREST
24.	NONCONTROLLING INTEREST

	Dongguan Super TV	Cyber Cloud	Joysee	Super Movie	Total
	(Note 9)	(Note 25(c))	(Note 24(a))	(Note 24(b))
Balance as of January 1, 2010	—	—	—	—	—
Acquisition	530	—	—	—	530
Net loss	(10)	—	—	—	(10)

Balance as of December 31, 2010	520	—	—	—	520
Capital injection	—	759	5,542	236	6,537
Transfer of noncontrolling interest	—	—	(1,822)	—	(1,822)
Net income (loss)	105	(221)	(491)	(123)	(730)
Disposal	(625)	—	—	—	(625)

Balance as of December 31, 2011	—	538	3,229	113	3,880
Net loss	—	(402)	(870)	(117)	(1,389)
Share-based compensation	—	5	21	—	26
Foreign currency translation adjustment	—	30	157	1	188

Balance as of December 31, 2012	—	171	2,537	(3)	2,705

a.	Pursuant to an agreement, dated April 29, 2011, between Super TV and Beijing Ying Zhi Cheng Technology Co., Ltd. (“Ying Zhi Cheng Technology”), to establish Joysee in Beijing mainly engaging in the research and development of advanced digital television terminals. Super TV and Ying Zhi Cheng Technology contributed cash of $4,154 and $462, representing 90% and 10% of the equity interest in Joysee, respectively.

Pursuant to an agreement, dated May 24, 2011, among Super TV, N-S Digital TV and Ying Zhi Cheng Technology, N-S Digital TV contributed cash of $923, representing a 16.7% equity interest in Joysee.

Pursuant to an agreement, dated June 13, 2011, among Super TV, N-S Digital TV, Ying Zhi Cheng Technology and Intel Semiconductor (Dalian) Ltd. (“Intel”), Intel contributed $5,080 in cash, representing a 37.5% equity interest in Joysee. Pursuant to an equity transfer agreement, dated June 13, 2011, between N-S Digital TV and Intel, Intel transferred 7.5% of its equity investment in Joysee to N-S Digital TV for a nominal consideration.

b.	Pursuant to a shareholder investment agreement, dated August 26, 2011, between Super TV and Beijing Chaoying Weichuang Technology Ltd., the parties agreed to establish Super Movie, which mainly engages in video program delivery services. Super TV and Beijing Chaoying Weichuang Technology Ltd. contributed cash in the amount of $2,111 and $236, respectively, representing 90% and 10% of the equity interest in Super Movie, respectively.